Stockholder's Equity (Tables)	6 Months Ended
Mar. 31, 2019
Stockholder's Equity
Schedule of noncontrolling interest

	March 31,	September 30,
	2019	2018

Original paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation loss attributed to noncontrolling interest	(21,517)	(42,240)
Net gain attributed to noncontrolling interest	1,183	2,198
Total noncontrolling interest	$895,080	$875,372